Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies [Abstract]
Summary Of Minimum Rental Payments

2011	$2,128
2012	2,135
2013	2,021
2014	1,657
2015	1,657
Thereafter	38,971

$48,569